Equity Accounted Investees - Summary of Equity Accounted Investees (Parenthetical) (Detail)		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 22, 2018
Heineken Company [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Proportion of ownership interest in associate				8.63%
Heineken Holding N.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Proportion of ownership interest in associate				12.26%
Heineken [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Proportion of ownership interest in associate	20.00%	14.80%	20.00%	14.76%	14.76%	20.00%
Caffenio [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percentage of stake acquired							10.00%
Percentage of ownership interest							50.00%